DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2023
Expenses by nature [abstract]
Direct Operating Costs	The following table lists direct operating costs for the three and six-month periods ended June 30, 2023, and 2022.

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2023	2022	2023	2022
Cost of inventory	$862	$787	$1,607	$1,407
Compensation	640	414	1,278	857
Depreciation and amortization	632	552	1,277	1,096
Fuel, transportation, and distribution costs	372	423	765	808
Operations and maintenance costs	266	219	542	422
Marketing and administrative costs	217	130	419	257
Utilities	143	117	283	237
Other direct operating costs	148	70	338	134
Total	$3,280	$2,712	$6,509	$5,218